Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right-of-use assets	$ 2,205	$ 2,827	$ 3,920
Current lease liabilities	1,871	1,880	1,675
Non-current lease liabilities	903	1,826	3,770
Total liabilities	$ 2,774	$ 3,706	$ 5,445